Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Schedule of Loans Invested in by Company (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	$ 3,413,893		$ 4,311,984		$ 4,556,081
Loans held for sale	265,925		9,048
Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	194,190		27,860
Fair value adjustments	(7,396)		(1,949)
Loans and loans held for sale	186,794		25,911
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	3,620,061	[1]	4,565,653	[1]	4,681,671
Fair value adjustments	(206,168)	[1]	(253,669)	[1]	(125,590)
Loans	3,413,893	[1]	4,311,984	[1]	4,556,081
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustments	(1,488)		(1,652)
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	13,891		18,515
Loans	12,403		16,863
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	277,191	[1],[2]	9,345	[1],[2]
Fair value adjustments	(11,266)	[1],[2]	(297)	[1],[2]
Loans held for sale	265,925	[1],[2]	9,048	[1],[2]
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustments	(5,908)
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	180,299		9,345
Fair value adjustments			(297)
Loans held for sale	$ 174,391		$ 9,048

[1]	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the table below.
[2]	Loans held for sale at September 30, 2017, include $91.5 million in loans at fair value related to the LCAM legacy fund wind-down, as described in “Note 18. Subsequent Events.”